Intangible Assets - Summary of Reconciliation of Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 21,449	¥ 19,077
Ending balance	25,754	21,449
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	66,933	61,126
Purchases	7,335	5,096
Internal development	2,353	2,075
Disposals and sales	5,815	1,879
Currency exchange differences	(77)	119
Reclassification	356	396
Ending balance	71,085	66,933
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(45,484)	(42,049)
Amortization	5,745	4,967
Disposals and sales	(5,794)	(1,867)
Currency exchange differences	30	(57)
Others	(74)	278
Ending balance	(45,331)	(45,484)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,732	11,275
Ending balance	13,840	11,732
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53,391	50,677
Purchases	890	864
Disposals and sales	5,475	1,597
Currency exchange differences	(53)	90
Reclassification	5,147	3,357
Ending balance	53,900	53,391
Software [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(41,659)	(39,402)
Amortization	3,884	3,567
Disposals and sales	(5,454)	(1,587)
Currency exchange differences	16	(40)
Others	(13)	237
Ending balance	(40,060)	(41,659)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,965	5,045
Ending balance	6,866	5,965
Development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,261	5,223
Internal development	2,353	2,075
Reclassification	(37)	(37)
Ending balance	9,577	7,261
Development costs [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,296)	(178)
Amortization	1,414	1,118
Others	1
Ending balance	(2,711)	(1,296)
Construction in progress-software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,988	1,881
Ending balance	4,033	2,988
Construction in progress-software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,988	1,881
Purchases	5,817	4,080
Disposals and sales	0	0
Currency exchange differences	(2)	2
Reclassification	(4,764)	(2,975)
Ending balance	4,039	2,988
Construction in progress-software [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Others	6
Ending balance	(6)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	764	876
Ending balance	1,015	764
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,293	3,345
Purchases	628	152
Disposals and sales	340	282
Currency exchange differences	(22)	27
Reclassification	10	51
Ending balance	3,569	3,293
Others [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,529)	(2,469)
Amortization	447	282
Disposals and sales	(340)	(280)
Currency exchange differences	14	(17)
Others	(68)	41
Ending balance	¥ (2,554)	¥ (2,529)